Consolidated Statements of Changes in Convertible Preferred Stock and Stockholders' Equity (Deficit) (Q2) (Parenthetical)	Apr. 04, 2024
Statement of Stockholders' Equity [Abstract]
Reverse stock split conversion ratio	0.0333